Related Party Transaction	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transaction	Note 13. Related Party Transaction During 2017 the Company paid a spouse of an officer $37,000 to help with the development of the Company’s website.